Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [Abstract]
Schedule of intangible assets and goodwill
	Goodwill	Development costs and software	Customer relationships	Brand	Domain names	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2020	22,693	5,353	-	-	51	28,097
Additions	-	14,237	-		22	14,259
Acquisition of subsidiaries	196,147	36,588	21,109	2,746	-	256,590
At December 31, 2021	218,840	56,178	21,109	2,746	73	298,946
Additions	-	18,078	-	-	55	18,133
Acquisition of subsidiaries	50,597	2,592	3,669	4,158	-	61,016
Assets held for sale	-	(2,487)	-	-	-	(2,487)
At December 31, 2022	269,437	74,361	24,778	6,904	128	375,608

Accumulated amortization
At December 31, 2020	-	(1,428)	-	-	(9)	(1,437)
Charge for the year	-	(6,622)	(21,109)	(2,746)	(25)	(30,502)
Impairment loss	-	(5,493)	-	-	-	(5,493)
At December 31, 2021	-	(13,543)	(21,109)	(2,746)	(34)	(37,432)
Charge for the year	-	(18,641)	(653)	-	(38)	(19,332)
Impairment loss	(269,437)	(26,622)	(3,016)	(4,158)	-	(303,233)
Assets held for sale	-	758	-	-	-	758
At December 31, 2022	(269,437)	(58,048)	(24,778)	(6,904)	(72)	(359,239)

Net book value
At December 31, 2022	-	16,313	-	-	56	16,369
At December 31, 2021	218,840	42,635	-	-	39	261,514

Schedule of impairment testing, intangible assets and goodwill
	At December 31 2022	At December 31 2021
	£’000	£’000
Intangible assets
UK	16,369	32,696
France and Germany	-	5,096
Cazana	-	4,304
Spain	-	578
	16,369	42,674

Goodwill
UK	-	136,833
France and Germany	-	82,007
Cazana	-	-
Spain	-	-
	-	218,840